Severance Indemnities and Pension Plans (Estimated Future Benefit Payments) (Detail) ¥ in Millions	Mar. 31, 2020 JPY (¥)
Domestic, Japan [Member] | Pension Benefits and SIPs [Member]
Defined Benefit Plan Disclosure [Line Items]
For the fiscal year ending March 31, 2021	¥ 83,009
For the fiscal year ending March 31, 2022	82,073
For the fiscal year ending March 31, 2023	82,115
For the fiscal year ending March 31, 2024	81,988
For the fiscal year ending March 31, 2025	81,902
Thereafter (for the fiscal years ending March 31, 2026-2030)	397,860
Foreign Offices and Subsidiaries [Member] | Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
For the fiscal year ending March 31, 2021	21,368
For the fiscal year ending March 31, 2022	22,901
For the fiscal year ending March 31, 2023	23,747
For the fiscal year ending March 31, 2024	24,893
For the fiscal year ending March 31, 2025	25,614
Thereafter (for the fiscal years ending March 31, 2026-2030)	165,065
Foreign Offices and Subsidiaries [Member] | Other Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
For the fiscal year ending March 31, 2021	2,023
For the fiscal year ending March 31, 2022	2,075
For the fiscal year ending March 31, 2023	2,111
For the fiscal year ending March 31, 2024	2,125
For the fiscal year ending March 31, 2025	2,089
Thereafter (for the fiscal years ending March 31, 2026-2030)	¥ 9,040